Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	June 30, 2022	December 31, 2021
Lab equipment	$587,650	$587,650
Leasehold improvements	36,149	17,973
Computer equipment	32,178	21,747
Other equipment	9,411	9,411

	665,388	636,781
Less accumulated depreciation	(449,008)	(402,614)

Property and equipment, net	$216,380	$234,167

Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Lab equipment	$587,650	$463,817
Leasehold improvements	17,973	11,258
Computer equipment	21,747	10,282
Other equipment	9,411	9,411

	636,781	494,768
Less accumulated depreciation	(402,614)	(316,478)

Property and equipment, net	$234,167	$178,290